Federated Prudent Global Income Fund

Class A Shares
Class C Shares

A Portfolio of Federated Income Securities Trust

Supplement to Prospectus dated September 15, 2008

Please replace the current fee table with the following:

What are the Fund’s Fees and Expenses?

FEDERATED PRUDENT GLOBAL INCOME FUND

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares or Class C Shares of the Fund.

Shareholder Fees	Class A	Class C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (Before Anticipated Waiver and Reduction)1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee2	0.75%	0.75%
Distribution (12b-1) Fee	0.05%3	0.75%
Other Expenses4	0.55%	0.55%
Acquired Fund Fees and Expenses5	0.01%	0.01%
Total Direct and Acquired Annual Fund Operating Expenses6	1.36%	2.06%

1           The percentages shown are based on anticipated expenses for the entire fiscal period ending September 30, 2009.  However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.  Although not contractually obligated to do so, the Adviser expects to waive and the distributor expects not to charge certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal period ending September 30, 2009.

Total Anticipated Waiver and Reduction of Fund Expenses	0.07%	0.02%
Total Anticipated Direct and Acquired Annual Fund Operating Expenses (after anticipated waiver and reduction)	1.29%	2.04%
2  The Adviser expects to voluntarily waive a portion of its fee.  The Adviser can terminate this anticipated voluntary waiver at any time.  The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.73% for the fiscal period ending September 30, 2009.

3 The Fund has no present intention of paying or accruing the distribution (12b-1) fee for the Class A Shares during the fiscal period ending September 30, 2009.
4   Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see “Payments to Financial Intermediaries” herein.

5  The Fund’s shareholders indirectly bear the expenses of the acquired funds in which the Fund invests.  The Fund’s indirect expense from investing in the acquired funds is based upon the average allocation of the Fund’s investments in the underlying funds and upon the anticipated total operating expenses of the acquired funds from their most recent shareholder reports (including any current waivers and expense limitations).  Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets invested into the acquired funds and with other events that directly affect the expenses of the acquired funds.

6  The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses (excluding Acquired Fund Fees and Expenses) so that the total operating expenses paid by the Fund’s Class A Shares and Class C Shares (after the voluntary waivers and reimbursements)  will not exceed 1.28% and 2.03%, respectively, for the fiscal period ending September 30, 2009.  Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through November 30, 2009.

5  The Fund’s shareholders indirectly bear the expenses of the acquired funds in which the Fund invests.  The Fund’s indirect expense from investing in the acquired funds is based upon the average allocation of the Fund’s investments in the underlying funds and upon the anticipated total operating expenses of the acquired funds from their most recent shareholder reports (including any current waivers and expense limitations).  Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets invested into the acquired funds and with other events that directly affect the expenses of the acquired funds.

6  The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses (excluding Acquired Fund Fees and Expenses) so that the total operating expenses paid by the Fund’s Class A Shares and Class C Shares (after the voluntary waivers and reimbursements)  will not exceed 1.28% and 2.03%, respectively, for the fiscal period ending September 30, 2009.  Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through November 30, 2009.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class C Shares operating expenses are before anticipated waiver and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years
Class A:
Expenses assuming redemption	$582	$861
Expenses assuming no redemption	$582	$861
Class C:
Expenses assuming redemption	$309	$646
Expenses assuming no redemption	$209	$646

Under the section entitled “Appendix A: Hypothetical Investment and Expense Information”, please replace the current charts with the following:

FEDERATED PRUDENT GLOBAL INCOME FUND - CLASS A SHARES

ANNUAL EXPENSE RATIO: 1.36%

MAXIMUM FRONT-END SALES CHARGE: 4.50%
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$477.50	$10,027.50	$582.24	$9,897.62
2	$9,897.62	$494.88	$10,392.50	$137.06	$10,257.89
3	$10,257.89	$512.89	$10,770.78	$142.05	$10,631.28
4	$10,631.28	$531.56	$11,162.84	$147.22	$11,018.26
5	$11,018.26	$550.91	$11,569.17	$152.58	$11,419.32
6	$11,419.32	$570.97	$11,990.29	$158.13	$11,834.98
7	$11,834.98	$591.75	$12,426.73	$163.89	$12,265.77
8	$12,265.77	$613.29	$12,879.06	$169.85	$12,712.24
9	$12,712.24	$635.61	$13,347.85	$176.03	$13,174.97
10	$13,174.97	$658.75	$13,833.72	$182.44	$13,654.54
Cumulative		$5,638.11		$2,011.49

FEDERATED PRUDENT GLOBAL INCOME FUND - CLASS C SHARES

ANNUAL EXPENSE RATIO: 2.06%

MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$209.03	$10,294.00
2	$10,294.00	$514.70	$10,808.70	$215.17	$10,596.64
3	$10,596.64	$529.83	$11,126.47	$221.50	$10,908.18
4	$10,908.18	$545.41	$11,453.59	$228.01	$11,228.88
5	$11,228.88	$561.44	$11,790.32	$234.72	$11,559.01
6	$11,559.01	$577.95	$12,136.96	$241.62	$11,898.84
7	$11,898.84	$594.94	$12,493.78	$248.72	$12,248.67
8	$12,248.67	$612.43	$12,861.10	$256.03	$12,608.78
9	$12,608.78	$630.44	$13,239.22	$263.56	$12,979.48
10	$12,979.48	$648.97	$13,628.45	$271.31	$13,361.08
Cumulative		$5,716.11		$2,389.67

September 10, 2009

Cusip 31420C712
Cusip 31420C696

41028 (8/09)

Federated Prudent Global Income Fund

Institutional Shares

A Portfolio of Federated Income Securities Trust

Supplement to Prospectus dated September 15, 2008

Please replace the current fee table with the following:

What are the Fund’s Fees and Expenses?

FEDERATED PRUDENT GLOBAL INCOME FUND

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Anticipated Waiver) 1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee2	0.75%
Distribution (12b-1) Fee	None
Other Operating Expenses3	0.30%
Acquired Fund Fees and Expenses4	0.01%
Total Direct and Acquired Annual Fund Operating Expenses5	1.06%

1           The percentages shown are based on anticipated expenses for the entire fiscal period ending September 30, 2009.  However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.  Although not contractually obligated to do so, the administrator expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal period ending September 30, 2009.

Total Anticipated Waiver of Fund Expenses	0.02%
Total Anticipated Direct and Acquired Annual Fund Operating Expenses (after anticipated waiver)	1.04%
2           The Adviser expects to voluntarily waive a portion of its fee.  The Adviser can terminate this anticipated voluntary waiver at any time.  The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.73% for the fiscal period ending September 30, 2009.

3 Includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see “Payments to Financial Intermediaries” herein.
4  The Fund’s shareholders indirectly bear the expenses of the acquired funds in which the Fund invests.  The Fund’s indirect expense from investing in the acquired funds is based upon the average allocation of the Fund’s investments in the underlying funds and upon the anticipated total operating expenses of the acquired funds from their most recent shareholder reports (including any current waivers and expense limitations).  Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets invested into the acquired funds and with other events that directly affect the expenses of the acquired funds.

5  The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses (excluding Acquired Fund Fees and Expenses) so that the total operating expenses paid by the Fund’s Institutional Shares (after the voluntary waivers and reimbursements)  will not exceed 1.03%  for the fiscal period ending September 30, 2009.  Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through November 30, 2009.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$108
3 Years	$337

Under the section entitled “Appendix A: Hypothetical Investment and Expense Information”, please replace the current chart with the following:

FEDERATED PRUDENT GLOBAL INCOME FUND - INSTITUTIONAL SHARES

ANNUAL EXPENSE RATIO: 1.06%

MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$108.09	$10,394.00
2	$10,394.00	$519.70	$10,913.70	$112.35	$10,803.52
3	$10,803.52	$540.18	$11,343.70	$116.77	$11,229.18
4	$11,229.18	$561.46	$11,790.64	$121.37	$11,671.61
5	$11,671.61	$583.58	$12,255.19	$126.16	$12,131.47
6	$12,131.47	$606.57	$12,738.04	$131.13	$12,609.45
7	$12,609.45	$630.47	$13,239.92	$136.29	$13,106.26
8	$13,106.26	$655.31	$13,761.57	$141.66	$13,622.65
9	$13,622.65	$681.13	$14,303.78	$147.24	$14,159.38
10	$14,159.38	$707.97	$14,867.35	$153.05	$14,717.26
Cumulative		$5,986.37		$1,294.11

September 10, 2009

Cusip 31420C688
41028 (8/09)